SIGNIFICANT ACCOUNTING POLICIES - Revenue (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information About Significant Accounting Policies [line items]
inventories on construction contracts recognized	$ 2,737	$ 136
Fixed Telephony and Data services
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Revenue on construction contracts recognized	160
Cost of construction contracts	155
Deferred Revenues on construction contracts	322
inventories on construction contracts recognized	$ 537